OPERATING SEGMENTS - Geographical Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 6,615.9	$ 6,138.8	[1]
Non-current assets	18,131.0	19,511.8
Canada
Disclosure of geographical areas [line items]
Revenue	2,162.6	1,940.4
Non-current assets	5,106.6	6,505.4
USA
Disclosure of geographical areas [line items]
Revenue	4,453.3	4,198.4
Non-current assets	$ 13,024.4	$ 13,006.4

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.